Provision In Lieu Of Income Taxes (Components Of Income Tax Provisions (Benefits)) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provision In Lieu Of Income Taxes [Abstract]
Current: U.S. federal					$ 136	$ 79	$ 100
Current: State					27	24	22
Deferred: U.S. federal					39	63	27
Amortization of investment tax credits					(1)	(1)	(1)
Total reported in operating expenses	$ 78	$ 70	$ 146	$ 162	201	165	148
U.S. federal					(13)	(17)	(17)
Deferred federal					3	5	5
Total reported in other income and deductions					(10)	(12)	(12)
Total provision in lieu of income taxes					$ 191	$ 153	$ 136